Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective	12 Months Ended
Dec. 31, 2022
Amendments to IAS 1, ‘Disclosure of accounting policies’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
IFRS 17, ‘Insurance contracts’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2023
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	January 1, 2024
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of new standards, interpretations and amendments in issue but not yet effective [Line Items]
New Standards, Interpretations and Amendments	To be determined by IASB